The fair value of stock options granted and revaluation of non-employee consultant options for the year ended December 31, 2021 and 2020 was calculated with the following assumptions: (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Volatility factor (monthly)	175.34%	158.22%
Expected life of option	3 years	3 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.16%	0.10%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.00%	1.61%